FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02781

                              Templeton Funds, Inc.
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/07
                           ---------


Item 1. Schedule of Investments.



Templeton Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Fund ....................................................   3

Templeton World Fund ......................................................   9

Notes to Statements of Investments ........................................  15

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                           INDUSTRY                           SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.6%
    COMMON STOCKS AND OTHER EQUITY INTERESTS 96.4%
    AUSTRALIA 0.6%
    Alumina Ltd. ...............................                   Metals & Mining                    14,499,950  $      93,091,129
    Amcor Ltd. .................................               Containers & Packaging                    118,552            730,671
    National Australia Bank Ltd. ...............                 Commercial Banks                         33,486          1,180,051
    PaperlinX Ltd. .............................               Paper & Forest Products                   163,414            559,087
    Qantas Airways Ltd. ........................                      Airlines                           178,820            844,367
                                                                                                                  ------------------
                                                                                                                         96,405,305
                                                                                                                  ------------------

    BERMUDA 1.1%
    ACE Ltd. ...................................                     Insurance                         2,986,164        183,858,117
    XL Capital Ltd., A .........................                     Insurance                            15,180          1,238,081
                                                                                                                  ------------------
                                                                                                                        185,096,198
                                                                                                                  ------------------

    BRAZIL 0.9%
    Companhia de Saneamento Basico do
     Estado de Sao Paulo .......................                  Water Utilities                    940,240,850        151,270,611
    Contax Participacoes SA, ADR ...............            Commercial Services & Supplies             6,861,122          8,036,192
                                                                                                                  ------------------
                                                                                                                        159,306,803
                                                                                                                  ------------------

    CANADA 0.0% a
    Barrick Gold Corp. .........................                  Metals & Mining                         18,310            532,442
    BCE Inc. ...................................        Diversified Telecommunication Services            28,462          1,051,081
                                                                                                                  ------------------
                                                                                                                          1,583,523
                                                                                                                  ------------------

    CHINA 2.5%
    China Shenhua Energy Co. Ltd., H ...........              Oil, Gas & Consumable Fuels             90,534,714        265,518,096
    China Telecom Corp. Ltd., H ................        Diversified Telecommunication Services       307,835,042        165,581,136
    Guangdong Electric Power Development
     Co. Ltd., B ...............................   Independent Power Producers & Energy Traders           10,859             10,291
                                                                                                                  ------------------
                                                                                                                        431,109,523
                                                                                                                  ------------------

    DENMARK 0.8%
  b Vestas Wind Systems AS .....................                Electrical Equipment                   1,970,286        138,460,514
                                                                                                                  ------------------

    FINLAND 1.5%
    Stora Enso OYJ, R ..........................               Paper & Forest Products                    71,220          1,359,930
    UPM-Kymmene OYJ ............................               Paper & Forest Products                 9,949,235        257,856,498
                                                                                                                  ------------------
                                                                                                                        259,216,428
                                                                                                                  ------------------

    FRANCE 6.4%
    AXA SA .....................................                     Insurance                            36,348          1,589,141
    Eutelsat Communications ....................                       Media                           6,362,598        158,393,852
  b France Telecom SA ..........................        Diversified Telecommunication Services        10,729,129        329,611,600
    Sanofi-Aventis .............................                  Pharmaceuticals                      4,423,681        426,572,362
    Societe BIC SA .............................            Commercial Services & Supplies               627,706         46,533,012
    Suez SA ....................................                  Multi-Utilities                         26,961          1,550,973
    Total SA, B ................................             Oil, Gas & Consumable Fuels                  11,600            874,134
    Vinci SA ...................................             Construction & Engineering                1,493,868        118,201,138
                                                                                                                  ------------------
                                                                                                                      1,083,326,212
                                                                                                                  ------------------


                                         Quarterly Statements of Investments | 3

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                           INDUSTRY                          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
     (CONTINUED)
    GERMANY 5.8%
    BASF AG ....................................                     Chemicals                           13,020   $       1,610,997
    Bayerische Motoren Werke AG ................                    Automobiles                          22,864           1,526,963
    Celesio AG .................................          Health Care Providers & Services            1,494,468         100,631,983
    Commerzbank AG .............................                  Commercial Banks                      889,860          43,658,666
    Deutsche Post AG ...........................              Air Freight & Logistics                 5,506,345         175,311,444
    E.ON AG ....................................                Electric Utilities                       11,560           1,904,019
  b Infineon Technologies AG ...................     Semiconductors & Semiconductor Equipment        14,075,120         218,759,136
    SAP AG .....................................                     Software                             8,440             402,275
    Siemens AG .................................              Industrial Conglomerates                2,132,335         280,625,026
  b TUI AG .....................................           Hotels, Restaurants & Leisure              5,858,620         159,643,951
                                                                                                                  ------------------
                                                                                                                        984,074,460
                                                                                                                  ------------------

    GUERNSEY ISLANDS 2.0%
    KKR Private Equity Investors LP ............          Diversified Financial Services             14,356,830         335,949,822
                                                                                                                  ------------------

    HONG KONG 7.8%
    Cheung Kong (Holdings) Ltd. ................                   Real Estate                       46,184,459         597,985,324
    Hang Lung Group Ltd. .......................                   Real Estate                       37,377,522         150,069,197
    Hong Kong Electric Holdings Ltd. ...........                Electric Utilities                   26,308,873         135,953,156
    Hutchison Whampoa Ltd. .....................              Industrial Conglomerates               28,758,257         277,516,830
    MTR Corp. Ltd. .............................                   Road & Rail                       37,463,901          91,353,134
    Swire Pacific Ltd., A ......................                   Real Estate                           79,000             889,323
    Yue Yuen Industrial Holdings Ltd. ..........          Textiles, Apparel & Luxury Goods           22,760,624          75,205,115
                                                                                                                  ------------------
                                                                                                                      1,328,972,079
                                                                                                                  ------------------

    INDIA 4.1%
    Gail India Ltd. ............................                  Gas Utilities                      19,954,680         149,678,634
  c Gail India Ltd., GDR, 144A .................                  Gas Utilities                          31,782           1,430,367
    Hindustan Petroleum Corp. Ltd. .............           Oil, Gas & Consumable Fuels               11,392,800          82,028,160
    Indian Oil Corp. Ltd. ......................           Oil, Gas & Consumable Fuels                5,543,445          64,056,824
    Reliance Industries Ltd. ...................           Oil, Gas & Consumable Fuels                9,054,443         394,740,076
                                                                                                                  ------------------
                                                                                                                        691,934,061
                                                                                                                  ------------------

    INDONESIA 0.5%
    PT Indosat Tbk .............................       Diversified Telecommunication Services       121,543,920          92,944,541
                                                                                                                  ------------------

    ISRAEL 1.4%
  b Check Point Software Technologies Ltd. .....                     Software                         9,875,022         230,680,514
                                                                                                                  ------------------

    ITALY 3.5%
    Eni SpA ....................................            Oil, Gas & Consumable Fuels               8,249,280         291,724,910
    Mediaset SpA ...............................                      Media                             102,155           1,095,595
    UniCredito Italiano SpA ....................                  Commercial Banks                   32,678,027         306,712,975
                                                                                                                  ------------------
                                                                                                                        599,533,480
                                                                                                                  ------------------

    JAPAN 11.5%
    EBARA Corp. ................................                     Machinery                       18,775,000          85,467,132
    Hitachi Ltd. ...............................         Electronic Equipment & Instruments          10,261,585          75,380,912
    Konica Minolta Holdings Ltd. ...............                 Office Electronics                   7,874,668         107,087,720
    Makita Corp. ...............................                 Household Durables                   2,166,592          90,081,804
    Matsushita Electric Industrial Co. Ltd. ....                 Household Durables                      42,000             886,935
    Mitsubishi UFJ Financial Group Inc. ........                 Commercial Banks                        35,278         405,827,445


4 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                           INDUSTRY                          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
     (CONTINUED)
    JAPAN (CONTINUED)
    NEC Corp. ..................................              Computers & Peripherals                    67,000   $         341,331
    NOK Corp. ..................................                 Auto Components                      2,395,383          48,025,756
    Nomura Holdings Inc. .......................                 Capital Markets                      8,743,592         178,895,186
    Olympus Corp. ..............................           Health Care Equipment & Supplies              16,337             618,846
    Shinsei Bank Ltd. ..........................                 Commercial Banks                    43,204,024         189,572,299
    Sony Corp. .................................                Household Durables                       22,840           1,315,599
    Sumitomo Mitsui Financial Group Inc. .......                 Commercial Banks                        58,496         567,175,678
    Sumitomo Rubber Industries Ltd. ............                 Auto Components                      2,357,500          24,969,741
    Takeda Pharmaceutical Co. Ltd. .............                 Pharmaceuticals                      2,679,244         179,863,792
                                                                                                                  ------------------
                                                                                                                      1,955,510,176
                                                                                                                  ------------------

    NETHERLANDS 2.4%
    ING Groep NV ...............................            Diversified Financial Services            9,175,358         408,803,220
    Koninklijke Philips Electronics NV .........                Household Durables                       13,210             561,723
    Reed Elsevier NV ...........................                       Media                             73,580           1,465,391
                                                                                                                  ------------------
                                                                                                                        410,830,334
                                                                                                                  ------------------

    NORWAY 0.7%
    Norsk Hydro ASA ............................             Oil, Gas & Consumable Fuels                 21,405             763,970
  b Telenor ASA ................................       Diversified Telecommunication Services         5,890,366         114,517,802
                                                                                                                  ------------------
                                                                                                                        115,281,772
                                                                                                                  ------------------

    PHILIPPINES 0.5%
    Philippine Long Distance Telephone Co. .....         Wireless Telecommunication Services          1,508,170          83,316,202
    Philippine Long Distance Telephone
     Co., ADR ..................................         Wireless Telecommunication Services             11,909             670,596
                                                                                                                  ------------------
                                                                                                                         83,986,798
                                                                                                                  ------------------

    PORTUGAL 0.0% a
    Portugal Telecom SGPS SA ...................       Diversified Telecommunication Services            36,610             509,885
                                                                                                                  ------------------

    RUSSIA 1.0%
    Mobile Telesystems, ADR ....................         Wireless Telecommunication Services          3,046,738         165,072,265
  c Novolipetsk Steel, GDR, 144A ...............                  Metals & Mining                        41,348           1,106,059
                                                                                                                  ------------------
                                                                                                                        166,178,324
                                                                                                                  ------------------

    SINGAPORE 2.7%
    DBS Group Holdings Ltd. ....................                Commercial Banks                         64,000           1,000,327
  b Flextronics International Ltd. .............          Electronic Equipment & Instruments         10,263,820         118,547,121
    Parkway Holdings Ltd. ......................           Health Care Providers & Services          25,069,500          69,186,639
    Singapore Telecommunications Ltd. ..........       Diversified Telecommunication Services        70,184,824         162,483,995
    United Overseas Bank Ltd. ..................                  Commercial Banks                    1,893,000          29,711,595
    Venture Corp. Ltd. .........................           Electronic Equipment & Instruments         7,229,633          71,393,276
                                                                                                                  ------------------
                                                                                                                        452,322,953
                                                                                                                  ------------------

    SOUTH AFRICA 1.8%
    Massmart Holdings Ltd. .....................             Food & Staples Retailing                 3,934,940          51,325,545
    Old Mutual PLC .............................                     Insurance                       77,038,073         264,191,288
                                                                                                                  ------------------
                                                                                                                        315,516,833
                                                                                                                  ------------------


                                         Quarterly Statements of Investments | 5

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                            INDUSTRY                        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
     (CONTINUED)
    SOUTH KOREA 6.4%
    Hana Financial Group Inc. ......................               Commercial Banks                   4,160,524   $     210,772,976
    Kookmin Bank ...................................               Commercial Banks                   1,891,090         171,426,213
    KT Corp., ADR ..................................    Diversified Telecommunication Services        3,533,181          84,973,003
    POSCO ..........................................                Metals & Mining                     375,270         180,404,656
    Samsung Electronics Co. Ltd. ...................   Semiconductors & Semiconductor Equipment         411,084         237,057,332
    Shinhan Financial Group Co. Ltd. ...............               Commercial Banks                   3,337,030         206,102,742
                                                                                                                  ------------------
                                                                                                                      1,090,736,922
                                                                                                                  ------------------

    SPAIN 2.2%
    Banco Santander Central Hispano SA .............               Commercial Banks                      60,056           1,154,029
    Endesa SA ......................................              Electric Utilities                     16,427             884,421
  c Gamesa Corp. Tecnologica SA, 144A ..............             Electrical Equipment                 1,157,072          42,677,751
    Iberdrola SA, Br. ..............................              Electric Utilities                     11,145             643,383
    Repsol YPF SA ..................................          Oil, Gas & Consumable Fuels             3,098,749         113,627,909
    Telefonica SA ..................................    Diversified Telecommunication Services        9,338,202         212,238,918
                                                                                                                  ------------------
                                                                                                                        371,226,411
                                                                                                                  ------------------

    SWEDEN 0.6%
    Assa Abloy AB, B ...............................               Building Products                     24,180             543,461
  b Atlas Copco AB .................................                   Machinery                         34,500             198,964
    Atlas Copco AB, A ..............................                   Machinery                         69,000           1,159,375
    Husqvarna AB, A ................................              Household Durables                  1,503,057          23,571,486
    Husqvarna AB, B ................................              Household Durables                  5,010,192          76,037,082
    Securitas AB, B ................................        Commercial Services & Supplies               31,460             468,358
    Swedbank AB, A .................................               Commercial Banks                      16,560             610,355
                                                                                                                  ------------------
                                                                                                                        102,589,081
                                                                                                                  ------------------

    SWITZERLAND 1.1%
    Ciba Specialty Chemicals AG ....................                   Chemicals                      2,926,650         188,769,881
    Nestle SA ......................................                 Food Products                        2,890           1,125,515
    Novartis AG ....................................                Pharmaceuticals                      18,270           1,027,016
    Swiss Reinsurance Co. ..........................                   Insurance                         11,391           1,084,414
    UBS AG .........................................                Capital Markets                      16,900           1,102,474
                                                                                                                  ------------------
                                                                                                                        193,109,300
                                                                                                                  ------------------

    TAIWAN 5.4%
    Chunghwa Telecom Co. Ltd., ADR .................    Diversified Telecommunication Services       11,107,143         209,036,431
  d Compal Electronics Inc. ........................          Computers & Peripherals               200,758,437         182,314,306
    Lite-On Technology Corp. .......................            Computers & Peripherals             113,950,841         134,526,496
    Mega Financial Holding Co. Ltd. ................               Commercial Banks                 168,795,000         102,191,616
  b Taishin Financial Holdings Co. Ltd. ............               Commercial Banks                 168,835,000          83,050,364
    Taiwan Semiconductor Manufacturing Co. Ltd. ....   Semiconductors & Semiconductor Equipment     102,478,496         211,564,505
                                                                                                                  ------------------
                                                                                                                        922,683,718
                                                                                                                  ------------------

    THAILAND 0.2%
    Advanced Info Service Public Co. Ltd., fgn. ....     Wireless Telecommunication Services          2,825,000           7,340,840
    Krung Thai Bank Public Co. Ltd., fgn. ..........               Commercial Banks                 102,710,900          32,324,204
                                                                                                                  ------------------
                                                                                                                         39,665,044
                                                                                                                  ------------------


6 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                           INDUSTRY                          SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
    (CONTINUED)

    TURKEY 0.7%
    Turkcell Iletisim Hizmetleri AS ............       Wireless Telecommunication Services           16,753,351   $     112,536,741
                                                                                                                  ------------------

    UNITED KINGDOM 20.3%
    Aviva PLC ..................................                    Insurance                         9,809,993         155,001,815
    BAE Systems PLC ............................               Aerospace & Defense                      129,042           1,142,738
    BHP Billiton PLC ...........................                 Metals & Mining                         24,519             597,136
    BP PLC .....................................           Oil, Gas & Consumable Fuels               24,264,284         271,204,331
  b British Energy Group PLC ...................               Electric Utilities                    15,919,222         165,559,114
    British Sky Broadcasting Group PLC .........                      Media                          34,495,202         450,783,304
    Burberry Group PLC .........................        Textiles, Apparel & Luxury Goods              9,655,285         130,667,870
    Centrica PLC ...............................                 Multi-Utilities                     26,906,650         204,177,080
    Compass Group PLC ..........................          Hotels, Restaurants & Leisure              23,784,552         177,542,169
    Electrocomponents PLC ......................       Electronic Equipment & Instruments            18,741,893         114,759,423
    GKN PLC ....................................                 Auto Components                         80,660             625,252
    GlaxoSmithKline PLC ........................                 Pharmaceuticals                     14,982,889         388,626,179
    Group 4 Securicor PLC ......................         Commercial Services & Supplies                 288,130           1,253,668
    HSBC Holdings PLC ..........................                Commercial Banks                         54,950           1,016,902
    Invesco PLC ................................                 Capital Markets                     20,621,091         244,366,117
    Kingfisher PLC .............................                Specialty Retail                     21,871,278         107,504,987
    Marks & Spencer Group PLC ..................                Multiline Retail                         86,602           1,198,589
    Pearson PLC ................................                      Media                          12,588,624         223,830,772
  b Rolls-Royce Group PLC ......................               Aerospace & Defense                       82,558             814,055
  b Rolls-Royce Group PLC, B ...................               Aerospace & Defense                    4,887,433               9,919
    Royal Bank of Scotland Group PLC ...........                Commercial Banks                     16,571,109         205,887,746
    Royal Dutch Shell PLC, A ...................           Oil, Gas & Consumable Fuels                4,470,826         166,467,338
    Royal Dutch Shell PLC, B ...................           Oil, Gas & Consumable Fuels                6,999,146         264,277,957
    Shire PLC ..................................                 Pharmaceuticals                         37,810             888,633
    Smiths Group PLC ...........................            Industrial Conglomerates                     34,640             779,836
  c Standard Life Assurance Co., 144A ..........                    Insurance                            77,260             525,851
    Unilever PLC ...............................                  Food Products                          38,902           1,200,835
    Vodafone Group PLC .........................       Wireless Telecommunication Services           57,802,382         180,828,974
    William Morrison Supermarkets PLC ..........            Food & Staples Retailing                    255,276           1,588,366
    Yell Group PLC .............................                      Media                              52,380             524,266
                                                                                                                  ------------------
                                                                                                                      3,463,651,222
                                                                                                                  ------------------

    TOTAL COMMON STOCKS AND OTHER EQUITY
     INTERESTS (COST $11,179,018,439) ..........                                                                     16,414,928,977
                                                                                                                  ------------------
    PREFERRED STOCK (COST $19,301,081) 1.2%
    BRAZIL 1.2%
    Companhia Vale do Rio Doce, ADR,
     pfd., A ...................................                 Metals & Mining                      5,198,362         199,513,134
                                                                                                                  ------------------


                                         Quarterly Statements of Investments | 7

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                         INDUSTRY                    PRINCIPAL AMOUNT e        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.0% a
    SWEDEN 0.0% a
    Government of Sweden,
      6.50%, 5/05/08 ...........................                                                      820,000 SEK   $       121,409
      5.50%, 10/08/12 ..........................                                                    2,300,000 SEK           351,120
                                                                                                                    ----------------
    TOTAL FOREIGN GOVERNMENT AND
     AGENCY SECURITIES
     (COST $421,060) ...........................                                                                            472,529
                                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS
     (COST $11,198,740,580) ....................                                                                     16,614,914,640
                                                                                                                    ----------------
    SHORT TERM INVESTMENT
     (COST $415,427,209) 2.4%
    U.S. GOVERNMENT AND AGENCY SECURITIES 2.4%
  f U.S. Treasury Bill, 6/15/07 - 10/25/07 .....                                                  417,292,000           415,686,444
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $11,614,167,789)
     100.0% ....................................                                                                     17,030,601,084
    OTHER ASSETS, LESS LIABILITIES
     0.0% a ....................................                                                                          2,135,906
                                                                                                                    ----------------
    NET ASSETS 100.0% ..........................                                                                    $17,032,736,990
                                                                                                                    ================

See Selected Currency and Portfolio Abbreviations on page 14.

a Rounds to less than 0.1% of net assets.

b Non-income producing for the twelve months ended May 31, 2007.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Directors. At May 31, 2007, the aggregate value of these securities was $45,740,028, representing 0.27% of net assets.

d See Note 4 regarding holdings of 5% voting securities.

e The principal amount is stated in U.S. dollars unless otherwise indicated.

f The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                            INDUSTRY                           SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.0%
    COMMON STOCKS AND OTHER EQUITY INTERESTS 96.8%
    BERMUDA 2.0%
    ACE Ltd. ...................................                    Insurance                         1,751,680   $     107,850,938
    XL Capital Ltd., A .........................                    Insurance                         1,230,052         100,323,041
                                                                                                                  ------------------
                                                                                                                        208,173,979
                                                                                                                  ------------------
    FINLAND 1.4%
    UPM-Kymmene OYJ ............................             Paper & Forest Products                  5,421,310         140,505,276
                                                                                                                  ------------------
    FRANCE 3.4%
  a France Telecom SA ..........................     Diversified Telecommunication Services           4,961,280         152,416,421
    Sanofi-Aventis .............................                 Pharmaceuticals                      1,628,742         157,058,414
    Societe BIC SA .............................          Commercial Services & Supplies                621,001          46,035,957
                                                                                                                  ------------------
                                                                                                                        355,510,792
                                                                                                                  ------------------
    GERMANY 4.9%
    Commerzbank AG .............................                 Commercial Banks                       529,410          25,974,124
    Deutsche Post AG ...........................             Air Freight & Logistics                  3,158,400         100,557,387
  a Infineon Technologies AG ...................     Semiconductors & Semiconductor Equipment         8,428,370         130,995,895
    Siemens AG .................................             Industrial Conglomerates                 1,183,870         155,802,700
  a TUI AG .....................................          Hotels, Restaurants & Leisure               3,665,830          99,891,712
                                                                                                                  ------------------
                                                                                                                        513,221,818
                                                                                                                  ------------------
    GUERNSEY ISLANDS 1.5%
    KKR Private Equity Investors LP ............          Diversified Financial Services              6,833,380         159,901,092
                                                                                                                  ------------------
    HONG KONG 5.2%
    Cheung Kong (Holdings) Ltd. ................                   Real Estate                       28,187,451         364,964,371
    Hutchison Whampoa Ltd. .....................             Industrial Conglomerates                13,611,060         131,346,563
    New World Development Co. Ltd. .............                   Real Estate                       17,382,443          42,385,886
    Yue Yuen Industrial Holdings Ltd. ..........        Textiles, Apparel & Luxury Goods              1,651,000           5,455,195
                                                                                                                  ------------------
                                                                                                                        544,152,015
                                                                                                                  ------------------
    INDIA 2.1%
    Indian Oil Corp. Ltd. ......................           Oil, Gas & Consumable Fuels                1,579,949          18,256,971
    Reliance Industries Ltd. ...................           Oil, Gas & Consumable Fuels                4,572,880         199,360,579
                                                                                                                  ------------------
                                                                                                                        217,617,550
                                                                                                                  ------------------
    INDONESIA 0.5%
    PT Indosat Tbk .............................     Diversified Telecommunication Services          71,356,000          54,565,878
                                                                                                                  ------------------
    ISRAEL 1.0%
  a Check Point Software Technologies Ltd. .....                   Software                           4,502,950         105,188,912
                                                                                                                  ------------------
    ITALY 0.9%
    Eni SpA ....................................           Oil, Gas & Consumable Fuels                2,541,076          89,861,802
                                                                                                                  ------------------
    JAPAN 7.5%
    EBARA Corp. ................................                    Machinery                        10,827,000          49,286,426
    Konica Minolta Holdings Ltd. ...............               Office Electronics                     3,733,000          50,765,119
    Mitsubishi UFJ Financial Group Inc. ........                Commercial Banks                         16,375         188,373,048
    NOK Corp. ..................................                Auto Components                       1,408,751          28,244,474
    Nomura Holdings Inc. .......................                Capital Markets                       4,001,300          81,867,190
    Olympus Corp. ..............................        Health Care Equipment & Supplies                773,000          29,281,265


                                         Quarterly Statements of Investments | 9

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                            INDUSTRY                           SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
     (CONTINUED)
    JAPAN (CONTINUED)
    Sompo Japan Insurance Inc. .................                   Insurance                          3,724,000   $      46,756,549
    Sumitomo Mitsui Financial Group Inc. .......                Commercial Banks                         22,573         218,867,214
    Takeda Pharmaceutical Co. Ltd. .............                Pharmaceuticals                       1,241,800          83,364,881
                                                                                                                  ------------------
                                                                                                                        776,806,166
                                                                                                                  ------------------
    NETHERLANDS 2.5%
    ING Groep NV ...............................          Diversified Financial Services              4,594,030         204,684,575
    Koninklijke Philips Electronics NV .........               Household Durables                     1,318,005          56,044,920
                                                                                                                  ------------------
                                                                                                                        260,729,495
                                                                                                                  ------------------
    NORWAY 0.9%
    Norske Skogindustrier ASA ..................             Paper & Forest Products                  1,963,130          29,458,831
  a Telenor ASA ................................       Diversified Telecommunication Services         3,050,480          59,306,037
                                                                                                                  ------------------
                                                                                                                         88,764,868
                                                                                                                  ------------------
    PHILIPPINES 0.3%
    Ayala Land Inc. ............................                   Real Estate                       94,089,600          31,532,731
                                                                                                                  ------------------
    SINGAPORE 1.8%
  a Flextronics International Ltd. .............        Electronic Equipment & Instruments              641,177           7,405,594
    Parkway Holdings Ltd. ......................         Health Care Providers & Services            14,897,000          41,112,641
    Singapore Telecommunications Ltd. ..........      Diversified Telecommunication Services         34,846,261          80,672,137
    United Overseas Bank Ltd. ..................                Commercial Banks                      1,085,000          17,029,625
    Venture Corp. Ltd. .........................       Electronic Equipment & Instruments             4,324,000          42,699,889
                                                                                                                  ------------------
                                                                                                                        188,919,886
                                                                                                                  ------------------
    SOUTH AFRICA 1.5%
    Massmart Holdings Ltd. .....................            Food & Staples Retailing                  2,307,600          30,099,271
    Old Mutual PLC .............................                   Insurance                         37,593,855         128,922,864
                                                                                                                  ------------------
                                                                                                                        159,022,135
                                                                                                                  ------------------
    SOUTH KOREA 3.6%
    Hana Financial Group Inc. ..................                Commercial Banks                        972,111          49,247,337
    Kookmin Bank ...............................                Commercial Banks                        643,433          58,326,829
    KT Corp., ADR ..............................      Diversified Telecommunication Services          2,120,300          50,993,215
    Lotte Shopping Co. Ltd. ....................                Multiline Retail                         68,380          28,450,207
    Samsung Electronics Co. Ltd. ...............     Semiconductors & Semiconductor Equipment           229,519         132,355,338
    Shinhan Financial Group Co. Ltd. ...........                Commercial Banks                        948,860          58,603,803
                                                                                                                  ------------------
                                                                                                                        377,976,729
                                                                                                                  ------------------
    SPAIN 1.5%
    Repsol YPF SA ..............................          Oil, Gas & Consumable Fuels                 1,578,190          57,870,589
    Telefonica SA ..............................      Diversified Telecommunication Services          4,350,130          98,869,877
                                                                                                                  ------------------
                                                                                                                        156,740,466
                                                                                                                  ------------------
    SWITZERLAND 1.0%
    Ciba Specialty Chemicals AG ................                   Chemicals                          1,549,252          99,927,260
                                                                                                                  ------------------


10 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                            INDUSTRY                           SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
     (CONTINUED)
    TAIWAN 3.9%
    Chunghwa Telecom Co. Ltd., ADR .............      Diversified Telecommunication Services          4,034,326   $      75,926,016
    Compal Electronics Inc. ....................             Computers & Peripherals                 63,811,676          57,949,153
  b Compal Electronics Inc., GDR, 144A .........             Computers & Peripherals                     24,000             111,600
    Lite-On Technology Corp. ...................             Computers & Peripherals                 49,715,244          58,692,130
    Mega Financial Holding Co. Ltd. ............                Commercial Banks                     73,723,000          44,633,268
  a Taishin Financial Holdings Co. Ltd. ........                Commercial Banks                     77,680,000          38,210,989
    Taiwan Semiconductor Manufacturing
     Co. Ltd. ..................................     Semiconductors & Semiconductor Equipment        60,952,929         125,835,924
                                                                                                                  ------------------
                                                                                                                        401,359,080
                                                                                                                  ------------------
    TURKEY 0.6%
    Turkcell Iletisim Hizmetleri AS ............        Wireless Telecommunication Services           9,848,862          66,157,441
                                                                                                                  ------------------
    UNITED KINGDOM 14.1%
    Aviva PLC ..................................                   Insurance                          3,342,536          52,813,406
    BAE Systems PLC ............................                Aerospace & Defense                  11,670,208         103,346,112
    BP PLC .....................................           Oil, Gas & Consumable Fuels               12,565,447         140,445,259
  a British Energy Group PLC ...................               Electric Utilities                     1,259,710          13,100,921
    British Sky Broadcasting Group PLC .........                     Media                           13,941,089         182,182,153
    Centrica PLC ...............................                Multi-Utilities                      12,162,090          92,290,197
    Compass Group PLC ..........................          Hotels, Restaurants & Leisure              14,996,071         111,939,673
    GlaxoSmithKline PLC ........................                Pharmaceuticals                       7,128,107         184,888,841
    Invesco PLC ................................                Capital Markets                       8,386,999          99,388,455
    Pearson PLC ................................                     Media                            9,597,675         170,650,502
    Royal Dutch Shell PLC, A ...................           Oil, Gas & Consumable Fuels                2,065,346          76,901,372
    Royal Dutch Shell PLC, B ...................           Oil, Gas & Consumable Fuels                3,349,167         126,459,858
    Vodafone Group PLC .........................      Wireless Telecommunication Services            35,409,532         110,775,181
                                                                                                                  ------------------
                                                                                                                      1,465,181,930
                                                                                                                  ------------------
    UNITED STATES 34.7%
    Abbott Laboratories ........................                Pharmaceuticals                         860,100          48,466,635
    Accenture Ltd., A ..........................                  IT Services                         3,329,760         136,320,374
    American International Group Inc. ..........                   Insurance                          1,038,600          75,132,324
  a Amgen Inc. .................................                 Biotechnology                          182,700          10,291,491
  a Apollo Group Inc., A .......................         Diversified Consumer Services                  537,590          25,788,192
  a Aquila Inc. ................................                Multi-Utilities                       6,660,297          28,439,468
  a Avaya Inc. .................................              Communications Equipment                6,891,530         110,264,480
    Bristol-Myers Squibb Co. ...................                 Pharmaceuticals                      3,850,250         116,701,078
  a Cadence Design Systems Inc. ................                    Software                          4,817,610         109,407,923
    Chevron Corp. ..............................            Oil, Gas & Consumable Fuels               1,684,970         137,308,205
  a Chico's FAS Inc. ...........................                  Specialty Retail                    3,333,930          90,816,253
    CIGNA Corp. ................................           Health Care Providers & Services              68,840          11,539,649
  a Comcast Corp., A ...........................                     Media                            5,610,480         152,492,846
  a The DIRECTV Group Inc. .....................                     Media                            2,014,130          47,050,077
    E. I. du Pont de Nemours and Co. ...........                   Chemicals                          1,017,390          53,229,845
  a EchoStar Communications Corp., A ...........                     Media                            2,369,780         109,152,067
  a Expedia Inc. ...............................            Internet & Catalog Retail                   719,100          17,279,973
    Fannie Mae .................................             Thrifts & Mortgage Finance                 847,248          54,156,092
    The Gap Inc. ...............................                 Specialty Retail                     4,005,521          74,182,249


                                        Quarterly Statements of Investments | 11

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                            INDUSTRY                       SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS
     (CONTINUED)
    UNITED STATES (CONTINUED)
    General Electric Co. .......................           Industrial Conglomerates                 4,548,960       $   170,949,917
    Merck & Co. Inc. ...........................                Pharmaceuticals                     2,317,100           121,531,895
    Merrill Lynch & Co. Inc. ...................                Capital Markets                     1,943,923           180,259,980
    Microsoft Corp. ............................                   Software                         9,891,270           303,365,251
  a NAVTEQ .....................................                   Software                         3,440,080           147,338,626
    News Corp., A ..............................                     Media                          9,440,020           208,530,042
  a Oracle Corp. ...............................                   Software                         6,656,470           129,002,389
    Pfizer Inc. ................................                Pharmaceuticals                     3,514,890            96,624,326
    Pitney Bowes Inc. ..........................        Commercial Services & Supplies              1,705,070            81,417,093
    R.R. Donnelley & Sons Co. ..................        Commercial Services & Supplies              3,604,020           154,324,136
  a Reliant Energy Inc. ........................             Electric Utilities                     2,995,810            76,752,652
    TECO Energy Inc. ...........................               Multi-Utilities                      2,301,100            40,407,316
  a Tellabs Inc. ...............................         Communications Equipment                   5,596,210            61,278,500
  a Tenet Healthcare Corp. .....................       Health Care Providers & Services            15,175,520           105,469,864
    Time Warner Inc. ...........................                     Media                          6,856,040           146,513,575
    Torchmark Corp. ............................                   Insurance                        1,557,920           109,225,771
  a Viacom Inc., B .............................                     Media                            131,780             5,919,558
    Willis Group Holdings Ltd. .................                   Insurance                        1,422,700            65,885,237
                                                                                                                    ----------------
                                                                                                                      3,612,815,349
                                                                                                                    ----------------

    TOTAL COMMON STOCKS AND OTHER EQUITY
     INTERESTS (COST $7,332,535,256) ...........                                                                     10,074,632,650
                                                                                                                    ----------------
    PREFERRED STOCKS 0.7%
    BRAZIL 0.5%
    Companhia Vale do Rio Doce, ADR, pfd., A ...                Metals & Mining                     1,263,000            48,473,940
                                                                                                                    ----------------
    SOUTH KOREA 0.2%
    Samsung Electronics Co. Ltd., pfd. .........   Semiconductors & Semiconductor Equipment            51,772            23,437,607
                                                                                                                    ----------------
    TOTAL PREFERRED STOCKS
     (COST $11,121,923) ........................                                                                         71,911,547
                                                                                                                    ----------------

                                                                                              ------------------
                                                                                              PRINCIPAL AMOUNT c
                                                                                              ------------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.3%
    AUSTRALIA 0.1%
    New South Wales Treasury Corp.,
     8.00%, 3/01/08 ............................                                                   17,170,000  AUD       14,395,165
    CANADA 0.1%
    Government of Canada, 6.00%,
     6/01/11 ...................................                                                    8,030,000  CAD        7,915,050
    SWEDEN 0.1%
    Government of Sweden, 5.50%,
     10/08/12 ..................................                                                   48,680,000  SEK        7,431,535
    TOTAL FOREIGN GOVERNMENT AND AGENCY
     SECURITIES (COST $20,367,623) .............                                                                         29,741,750
                                                                                                                    ----------------


12 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                                                      PRINCIPAL AMOUNT c          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITY
     (COST $20,755,476) 0.2%
    FHLMC, 5.50%, 12/01/35 .....................                                                   21,058,187       $    20,589,448
                                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS
     (COST $7,384,780,278) .....................                                                                     10,196,875,395
                                                                                                                    ----------------
    SHORT TERM INVESTMENTS 2.0%
    U.S. GOVERNMENT AND AGENCY SECURITIES 1.4%
  d FHLB, 6/27/07 ..............................                                                    3,575,000             3,561,769
  d FHLMC, 6/18/07 - 8/31/07 ...................                                                   85,275,000            84,322,376
  d FNMA, 6/06/07 - 8/10/07 ....................                                                   60,126,000            59,580,566
                                                                                                                    ----------------
    TOTAL U.S. GOVERNMENT AND AGENCY
     SECURITIES (COST $147,460,544) ............                                                                        147,464,711
                                                                                                                    ----------------
    TIME DEPOSIT (COST $63,080,958) 0.6%
    UNITED KINGDOM 0.6%
    Royal Bank of Scotland PLC, 3.83%,
     6/01/07 ...................................                                                   46,930,000  EUR       63,080,958
                                                                                                                    ----------------
    TOTAL SHORT TERM INVESTMENTS
     (COST $210,541,502) .......................                                                                        210,545,669
                                                                                                                    ----------------
    TOTAL INVESTMENTS
     (COST $7,595,321,780) 100.0% ..............                                                                     10,407,421,064
    OTHER ASSETS, LESS LIABILITIES 0.0% e ......                                                                          3,614,765
                                                                                                                    ----------------
    NET ASSETS 100.0% ..........................                                                                    $10,411,035,829
                                                                                                                    ================

See Selected Currency and Portfolio Abbreviations on page 14.

a Non-income producing for the twelve months ended May 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At May 31, 2007, the value of this security was $111,600, representing less than 0.01% of net assets.

c The principal amount is stated in U.S. dollars unless otherwise indicated.

d The security is traded on a discount basis with no stated coupon rate.

e Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

SELECTED CURRENCY ABBREVIATIONS

AUD   - Australian Dollar
CAD   - Canadian Dollar
EUR   - Euro
SEK   - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
GDR   - Global Depository Receipt
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association


14 | Quarterly Statements of Investments

Templeton Funds, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Funds, Inc. is registered under the Investment Company Act of 1940, as amended, (the 1940 act) as a diversified, open-end investment company, consisting of two funds (the Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts,


                                        Quarterly Statements of Investments | 15

Templeton Funds, Inc.

2. SECURITY VALUATION (CONTINUED)

futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Directors.

3. INCOME TAXES

At May 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                           -----------------------------------
                                                               TEMPLETON          TEMPLETON
                                                                FOREIGN             WORLD
                                                                 FUND               FUND
                                                           -----------------------------------
Cost of investments ....................................   $ 11,618,836,632   $ 7,603,775,999
                                                           ===================================

Unrealized appreciation ................................   $  5,525,108,272   $ 2,898,581,087
Unrealized depreciation ................................       (113,343,820)      (94,936,022)
                                                           -----------------------------------
Net unrealized appreciation (depreciation) .............   $  5,411,764,452   $ 2,803,645,065
                                                           ===================================

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Foreign Fund for the nine months ended May 31, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                              NUMBER OF SHARES                         NUMBER OF SHARES     VALUE AT
                             HELD AT BEGINNING    GROSS      GROSS        HELD AT END        END OF     INVESTMENT  REALIZED CAPITAL
NAME OF ISSUER                    OF YEAR       ADDITIONS  REDUCTIONS      OF PERIOD         PERIOD       INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Compal Electronics Inc.            200,758,437         --          --       200,758,437  $ 182,314,306  $       --  $             --
                                                                                         ===========================================
TOTAL AFFILIATED SECURITIES(1.07% of Net Assets)

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


16 | Quarterly Statements of Investments










Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds, Inc.



By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  July 26, 2007